CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Interest and dividend income:
Loans, including fees		$ 42,273	$ 42,102
Securities:
Taxable		3,340	1,948
Tax exempt		180	236
Dividends		316	231
Interest-bearing deposits with banks		1,493	163
Other interest		14	32
Total interest and dividend income		47,616	44,712
Interest expense:
Deposits		2,130	2,977
Other borrowed funds		412	564
Subordinated debentures		296	158
Total interest expense		2,838	3,699
Net interest income		44,778	41,013
Provision for (recovery of) loan losses		(32)	(419)
Net interest income after provision for loan losses		44,810	41,432
Noninterest income:
Service charges on deposit accounts		2,443	1,864
Trust fees		325	285
Income from bank owned life insurance and annuity assets		883	904
Mortgage banking income		697	854
Electronic refund check / deposit fees		675	675
Debit / credit card interchange income		4,862	4,644
Loss on sale of securities		(1,537)	(1,066)
Tax preparation fees		743	754
Other		1,071	950
Total noninterest income		10,162	9,864
Noninterest expense:
Salaries and employee benefits		21,615	21,649
Occupancy		1,910	1,796
Furniture and equipment		1,170	1,136
Professional fees		1,609	1,578
Marketing expense		1,428	826
FDIC insurance		335	326
Data processing		2,761	2,406
Software		2,197	1,858
Foreclosed assets		63	55
Amortization of intangibles		35	48
Other		5,917	5,602
Total noninterest expense		39,040	37,280
Income before income taxes		15,932	14,016
Provision for income taxes	[1]	2,594	2,284
NET INCOME		$ 13,338	$ 11,732
Earnings per share (in dollars per share)		$ 2.8	$ 2.45

[1]	Effective income tax rate was 16.3% for both 2022 and 2021